Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Intangible assets with an indefinite useful life

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2018	2017
$ millions	$ millions

Goodwill
Phosphate Solutions	127	140
Industrial Products	92	93
Innovative Ag. Solutions	71	73
Potash	19	20
	309	326

Trademarks
Industrial Products, United States	13	13
Phosphate Solutions, United States	12	12
Industrial Products, Europe	5	6
	30	31
	339	357